4. ACQUISITION OF 42WEST (Details Narrative)	3 Months Ended
Mar. 31, 2017 USD ($)
Acquisition Of 42west Details Narrative
Acquired intangible assets	$ 9,110,000
Customer relationships	$ 5,980,000
Customer relationships useful life	10 years
Assigned to trade	$ 2,760,000
Assigned to non-competition agreements	370,000
Acquisition expenses	287,708
Acquisition related costs	$ 287,708